Derivative Financial Instruments - Summary of Net Gain (Loss) Recognized in Income on Derivative Financial Instruments (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	$ 17,096,141	$ (23,263,923)	$ (19,115,951)
Interest Rate Options [Member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	(1,802,514)
Crude Oil Futures Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	(176,341)
Derivatives not designated as hedges [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives			2,007,393
Derivatives not designated as hedges [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	(1,612,650)	(1,460,990)	374,112
Derivatives not designated as hedges [member] | Crude oil options [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	4,996,014	(2,762,358)	2,329,051
Derivatives not designated as hedges [member] | Currency Options [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	2,698,749	(2,447,050)	(2,210,301)
Derivatives not designated as hedges [member] | Natural gas options [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives		49	185
Derivatives not designated as hedges [member] | Cross - currency swaps [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	13,770,848	(16,019,238)	(21,902,567)
Derivatives not designated as hedges [member] | Natural gas swaps [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives		2	117
Derivatives not designated as hedges [member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	$ (777,965)	$ (574,338)	$ 286,059